ROBO Global®

Robotics and Automation Index ETF

Schedule of Investments

July 31, 2020 (Unaudited)

Description	Shares	Fair Value

COMMON STOCK — 99.7%

Belgium — 0.9%
Information Technology— 0.9%
Materialise ADR* (A)	497,967	$11,159,440

Total Belgium		11,159,440
Canada — 0.9%
Industrials— 0.9%
ATS Automation Tooling Systems*	884,197	11,446,044

Total Canada		11,446,044
China — 2.7%
Industrials— 1.0%
Han's Laser Technology Industry Group, Cl A	692,271	3,963,486
Shenzhen Inovance Technology, Cl A	637,473	4,590,500
Siasun Robot & Automation, Cl A	1,664,093	3,728,980
		12,282,966

Information Technology— 1.7%
Hollysys Automation Technologies	1,319,279	15,963,276
Iflytek	945,395	4,960,293
		20,923,569
Total China		33,206,535
Finland — 1.3%
Industrials— 1.3%
Cargotec, Cl B	516,338	15,422,917

Total Finland		15,422,917
France — 2.2%
Industrials— 1.1%
Schneider Electric	115,496	13,416,968

Information Technology— 1.1%
Dassault Systemes	74,070	13,497,212

Total France		26,914,180
Germany — 6.7%
Industrials— 5.7%
Duerr	450,005	12,356,021
GEA Group*	382,215	13,843,752
KION Group	201,842	15,561,742
Krones(A)	253,907	15,462,545
Siemens	105,073	13,458,568
		70,682,628

Information Technology— 1.0%
Jenoptik	483,372	12,414,819

Total Germany		83,097,447
Japan — 18.3%
Industrials— 12.7%
Daifuku(A)	229,217	20,595,493
Daihen	392,809	14,396,433
FANUC	101,028	16,917,627
Fuji Machine Manufacturing(A)	759,100	13,303,814
Harmonic Drive Systems	298,539	16,546,283
Mitsubishi Electric	974,744	12,634,887
Nabtesco	415,710	12,463,829
Shibaura Machine	503,233	9,381,181
SMC	24,776	12,904,704
THK	468,657	10,890,856
Yaskawa Electric	499,149	16,452,608
		156,487,715

Information Technology— 5.6%
Amano	582,500	10,935,993
Keyence	44,448	18,589,715
Omron	270,658	19,276,031
Optex Group	791,100	8,088,330
Yokogawa Electric	831,578	12,607,770
		69,497,839
Total Japan		225,985,554
South Korea — 1.3%
Information Technology— 1.3%
Koh Young Technology	195,571	16,037,676

Total South Korea		16,037,676
Sweden — 2.3%
Health Care— 1.1%
Elekta, Cl B(A)	1,288,721	13,211,529

Information Technology— 1.2%
Hexagon, Cl B	217,042	14,118,732

Total Sweden		27,330,261
Switzerland — 3.9%
Health Care— 1.3%
Tecan Group	38,974	16,443,027

Industrials— 2.6%
ABB	588,916	14,740,703
Kardex Holding	102,645	17,782,623
		32,523,326

Total Switzerland		48,966,353
Taiwan — 7.4%
Industrials— 2.8%
Airtac International Group	779,932	16,347,036
Hiwin Technologies	1,762,890	18,595,061
		34,942,097

Information Technology— 4.6%
Adlink Technology	3,186,000	7,591,282
Advantech	1,433,967	15,125,567
Delta Electronics	2,595,187	17,717,913
Global Unichip	1,675,000	16,724,556
		57,159,318

Total Taiwan		92,101,415

ROBO Global®

Robotics and Automation Index ETF

Schedule of Investments

July 31, 2020 (Unaudited)

Description	Shares/ Par Value	Fair Value

United Kingdom — 3.6%
Consumer Discretionary— 1.0%
Ocado Group*	475,934	$12,824,419

Information Technology— 2.6%
Blue Prism Group* (A)	1,076,987	16,439,636
Renishaw	246,440	15,642,260
		32,081,896

Total United Kingdom		44,906,315
United States — 48.2%
Consumer Discretionary— 2.3%
Aptiv	149,883	11,653,403
iRobot* (A)	223,795	16,267,659
		27,921,062

Health Care— 9.2%
BioTelemetry*	256,324	10,909,149
Globus Medical, Cl A*	231,387	11,148,226
Illumina*	51,821	19,803,913
Intuitive Surgical*	30,957	21,219,166
Omnicell*	177,900	12,504,591
Varian Medical Systems*	97,208	13,873,526
Vocera Communications*	762,910	23,474,741
		112,933,312

Industrials— 7.9%
AeroVironment*	240,169	18,384,937
Deere	77,178	13,607,253
John Bean Technologies	134,175	12,580,248
Nordson	64,135	12,418,460
Raven Industries	537,934	11,624,754
Rockwell Automation	80,706	17,605,207
Teledyne Technologies*	34,128	10,467,058
		96,687,917

Information Technology— 28.8%
3D Systems* (A)	1,586,610	10,455,760
Ambarella*	239,708	10,853,978
Autodesk*	55,056	13,016,890
Brooks Automation	419,742	22,854,952
Cadence Design Systems*	140,783	15,380,543
Cognex	316,617	21,172,179
FARO Technologies*	213,637	12,781,902
FLIR Systems	395,245	16,465,907
IPG Photonics*	108,285	19,384,098
Manhattan Associates*	209,895	20,105,842
Microchip Technology	116,976	11,899,968
National Instruments	305,787	10,855,438
Novanta*	113,552	11,773,071
Nuance Communications*	570,110	15,592,508
NVIDIA	51,432	21,837,513
PTC*	153,660	13,147,150
QUALCOMM	145,310	15,346,189
ServiceNow*	46,996	20,640,643
Stratasys* (A)	673,335	10,086,558
Teradyne	167,634	14,912,721
Trimble Navigation*	285,183	12,693,495
Xilinx	133,757	14,358,814

Zebra Technologies, Cl A*	66,120	$18,563,190
		354,179,309

Total United States		591,721,600
Total Common Stock
(Cost $1,086,636,590)		1,228,295,737

SHORT-TERM INVESTMENT — 0.1%
Invesco Government & Agency, Cl Institutional, 0.06%(B)	958,503	958,503

Total Short-Term Investment
(Cost $958,503)		958,503
REPURCHASE AGREEMENTS — 5.8%
Bank of America
0.100%, dated 07/31/20, to be repurchased on 08/03/20, repurchase price $16,545,542 (collateralized by various U.S. Government Agency, par value $554,266 - $3,226,971, 2.375% - 4.500%, 10/01/2042 - 05/01/2058, with a total market value of $16,876,312) (C) (D)	$16,545,404	$16,545,404

Citigroup Global Markets
0.090%, dated 07/31/20, to be repurchased on 08/03/20, repurchase price $16,545,528 (collateralized by various U.S. Government Agency and U.S. Treasury Obligations, par value $1,412 - $1,662,535, 0.000% - 5.000%, 10/31/2021 - 04/01/2059, with a total market value of $16,876,312) (C) (D)	16,545,404	16,545,404

Credit Suisse
0.080%, dated 07/31/20, to be repurchased on 08/03/20, repurchase price $4,899,619 (collateralized by various U.S. Treasury obligations, par value $1 - $1,533,389, 0.000% - 2.250%, 08/25/2020 - 02/15/2027, with a total market value of $5,002,881) (C) (D)	4,899,586	4,899,586

ROBO Global®

Robotics and Automation Index ETF

Schedule of Investments

July 31, 2020 (Unaudited)

Description	Par Value	Fair Value

HSBC Securities
0.080%, dated 07/31/20, to be repurchased on 08/03/20, repurchase price $16,545,514 (collateralized by various U.S. Government Agency and U.S. Treasury Obligations, par value $34,745 - $17,385056, 0.000% - 5.000%, 11/16/2028 - 05/20/2050, with a total market value of $16,876,312) (C) (D)	$16,545,404	$16,545,404

RBC Dominion Securities
0.090%, dated 07/31/20, to be repurchased on 08/03/20, repurchase price $16,545,528 (collateralized by various U.S. Government Agency, par value $223,265 - $3,083,440, 2.000% - 4.500%, 02/20/2047 - 07/01/2050, with a total market value of $16,876,312) (C) (D)	16,545,404	16,545,404

Total Repurchase Agreements
(Cost $71,081,202)		71,081,202

Total Investments - 105.6%
(Cost $1,158,676,295)		$1,300,335,442

Percentages based on Net Assets of $1,231,708,027.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at July 31, 2020. The total value of securities on loan at July 31, 2020 was $133,410,481.
(B)	Rate shown is the 7-day effective yield as of July 31, 2020.
(C)	Tri-Party Repurchase Agreement.
(D)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of July 31, 2020 was $71,081,202.

ADR – American Depository Receipt

Cl - Class

As of July 31, 2020, all of the Fund's investments were considered Level 1 of the fair value hierarchy, in accordance with the authoritative guidance under U.S. GAAP.

For the period ended July 31, 2020, there were no transfers in or out of Level 3.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.

ROB-QH-001-1400

ROBO Global®

Artificial Intelligence ETF

Schedule of Investments

July 31, 2020 (Unaudited)

Description	Shares	Fair Value

COMMON STOCK — 99.6%

Argentina — 1.4%
Consumer Discretionary — 1.4%
MercadoLibre *	57	$64,103

Total Argentina		64,103
Australia — 1.6%
Information Technology — 1.6%
Appen	2,918	74,603

Total Australia		74,603
China — 4.7%
Communication Services — 1.6%
Baidu ADR *	616	73,550

Consumer Discretionary — 2.7%
Alibaba Group Holding ADR *	270	67,775
JD.com ADR *	1,003	63,981
		131,756
Information Technology — 0.4%
Iflytek	3,200	16,790

Total China		222,096
France — 3.5%
Information Technology — 3.5%
Capgemini	454	58,785
Dassault Systemes	374	68,151
Talend ADR *	1,214	42,903

Total France		169,839
Germany — 1.2%
Information Technology — 1.2%
Infineon Technologies	2,246	56,119

Total Germany		56,119
Hong Kong — 1.7%
Communication Services — 1.7%
Tencent Holdings	1,200	82,682

Total Hong Kong		82,682
Russia — 1.8%
Communication Services — 1.8%
Yandex, Cl A *	1,466	84,354

Total Russia		84,354
Taiwan — 1.1%
Information Technology — 1.1%
Taiwan Semiconductor Manufacturing	3,690	53,597

Total Taiwan		53,597
United Kingdom — 1.3%
Information Technology — 1.3%
Blue Prism Group *	3,976	60,692

Total United Kingdom		60,692
United States — 81.3%
Communication Services — 6.1%
Alphabet, Cl A *	49	72,910
Electronic Arts *	424	60,047
Netflix *	147	71,865
Spotify Technology *	337	86,885
		291,707
Consumer Discretionary — 9.0%
Amazon.com *	28	88,612
Booking Holdings *	27	44,878
Etsy *	603	71,383
Grubhub *	1,002	72,384
iRobot *	860	62,513
Tesla *	60	85,846
		425,616
Health Care — 6.0%
Illumina *	199	76,050
Intellia Therapeutics *	1,756	31,274
Veeva Systems, Cl A *	348	92,070
Veracyte *	2,437	86,928
		286,322
Industrials — 1.5%
Verisk Analytics, Cl A	373	70,389

Information Technology — 58.7%
Accenture, Cl A	297	66,760
Adobe *	128	56,873
Advanced Micro Devices *	841	65,119
Alteryx, Cl A *	516	90,552
Analog Devices	566	65,005
Arista Networks *	276	71,697
ASML Holding, Cl G	174	61,547
Aspen Technology *	456	44,351
Atlassian, Cl A *	404	71,367
Autodesk *	265	62,654
Cloudera *	3,625	40,854
Cloudflare, Cl A *	2,227	92,687
Cognex	925	61,855
Cornerstone OnDemand *	1,206	42,825
Fair Isaac *	168	73,784
Fiserv *	489	48,797
HubSpot *	333	78,125
International Business Machines	534	65,650
Intuit	204	62,499
Lam Research	204	76,940
Microsoft	376	77,084
MongoDB, Cl A *	313	71,702
New Relic *	927	65,734
Nuance Communications *	3,124	85,440
NVIDIA	189	80,247
Palo Alto Networks *	229	58,606

ROBO Global®

Artificial Intelligence ETF

Schedule of Investments

July 31, 2020 (Unaudited)

Description	Shares	Fair Value
Proofpoint *	460	$53,208
Pure Storage, Cl A *	2,490	44,471
Rapid7 *	1,272	75,773
salesforce.com *	405	78,914
ServiceNow *	158	69,394
Shopify, Cl A *	73	74,752
Splunk *	385	80,781
Square, Cl A *	658	85,441
Teradyne	655	58,269
Twilio, Cl A *	255	70,742
Varonis Systems *	736	79,746
Wix.com *	291	84,530
Xilinx	688	73,857
Yext *	2,565	43,143
Zendesk *	750	68,363
		2,780,138
Total United States		3,854,172
Total Common Stock
(Cost $3,976,279)		4,722,257

SHORT-TERM INVESTMENT — 0.4%
Invesco Government & Agency, Cl Institutional, 0.06%(A)	20,620	20,620

Total Short-Term Investment
(Cost $20,620)		20,620

Total Investments - 100.0%
(Cost $3,996,899)		$4,742,877

Percentages based on Net Assets of $4,740,738.

*	Non-income producing security.
(A)	Rate shown is the 7-day effective yield as of July 31, 2020.

ADR – American Depository Receipt

Cl - Class

As of July 31, 2020, all of the Fund's investments were considered Level 1 of the fair value hierarchy, in accordance with the authoritative guidance under U.S. GAAP.

For the period ended July 31, 2020, there were no transfers in or out of Level 3.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.

ROB-QH-001-1400

ROBO Global®

Healthcare Technology and Innovation ETF

Schedule of Investments

July 31, 2020 (Unaudited)

Description	Shares	Fair Value

COMMON STOCK — 99.9%

Australia — 1.0%
Health Care — 1.0%
CSL	1,501	$290,747

Total Australia		290,747
Belgium — 0.8%
Information Technology — 0.8%
Materialise ADR *	10,120	226,789

Total Belgium		226,789
Denmark — 0.9%
Health Care — 0.9%
GN Store Nord	4,185	256,137

Total Denmark		256,137
France — 2.3%
Health Care — 2.3%
Cellectis ADR *	24,342	382,169
Eurofins Scientific	464	302,760

Total France		684,929
Germany — 1.4%
Health Care — 1.4%
Siemens Healthineers (A)	7,745	402,558

Total Germany		402,558
Hong Kong — 1.7%
Health Care — 1.7%
Ping An Healthcare and Technology *	29,200	498,836

Total Hong Kong		498,836
Italy — 1.3%
Health Care — 1.3%
DiaSorin	2,040	400,440

Total Italy		400,440
Japan — 0.6%
Health Care — 0.6%
Terumo	5,200	195,498

Total Japan		195,498
Netherlands — 1.3%
Health Care — 1.3%
Koninklijke Philips	7,291	378,401

Total Netherlands		378,401
Spain — 0.9%
Health Care — 0.9%
Grifols	8,930	260,824

Total Spain		260,824
Switzerland — 4.1%
Health Care — 4.1%
Lonza Group	717	448,154
Roche Holding	919	319,332
Tecan Group	1,039	438,351

Total Switzerland		1,205,837
United Kingdom — 1.5%
Health Care — 1.5%
EMIS Group	15,183	199,278
Smith & Nephew	12,558	250,122

Total United Kingdom		449,400
United States — 82.1%
Health Care — 77.9%
Abbott Laboratories	2,887	290,548
ABIOMED *	1,594	478,104
Agilent Technologies	3,532	340,238
Align Technology *	1,122	329,666
Alnylam Pharmaceuticals *	1,563	227,823
Axogen *	36,863	419,132
Baxter International	2,842	245,492
Becton Dickinson	905	254,613
BioMarin Pharmaceutical *	2,565	307,313
Bio-Rad Laboratories, Cl A *	757	397,342
BioTelemetry *	6,720	286,003
Boston Scientific *	10,262	395,805
Bristol-Myers Squibb	4,003	234,816
Cardiovascular Systems *	9,139	278,557
Catalent *	4,648	405,956
Cerus *	39,585	282,241
Charles River Laboratories International *	2,232	444,146
Codexis *	24,829	293,727
CONMED	3,026	249,766
CRISPR Therapeutics *	4,359	372,520
CryoLife *	13,285	257,862
Danaher	2,243	457,123
DexCom *	546	237,805
Editas Medicine *	7,486	219,789
Edwards Lifesciences *	4,482	351,434
Exact Sciences *	4,226	400,414
Glaukos *	8,509	371,843
Globus Medical, Cl A *	3,768	181,542
Hologic *	5,788	403,887
ICON *	1,423	263,910
Illumina *	1,125	429,930
Incyte *	3,921	387,238
Insulet *	2,225	452,476
Integra LifeSciences Holdings *	7,169	342,320
Intellia Therapeutics *	13,340	237,585
Intuitive Surgical *	673	461,301

ROBO Global®

Healthcare Technology and Innovation ETF

Schedule of Investments

July 31, 2020 (Unaudited)

Description	Shares	Fair Value

Invitae *	17,496	$510,882
IQVIA Holdings *	2,428	384,571
iRhythm Technologies *	1,661	206,761
Livongo Health *	3,488	443,848
Masimo *	1,332	293,200
Medpace Holdings *	3,610	430,854
Moderna *	3,430	254,163
NanoString Technologies *	9,941	358,970
Natera *	9,828	471,941
NeoGenomics *	13,311	508,879
Nevro *	2,641	351,147
Novocure *	5,847	443,144
Omnicell *	4,957	348,428
Penumbra *	2,140	474,887
PerkinElmer	3,155	375,161
Quidel *	2,164	611,265
Regeneron Pharmaceuticals *	613	387,459
STAAR Surgical *	8,305	483,268
Stryker	1,455	281,252
Tabula Rasa HealthCare *	6,618	371,932
Tactile Systems Technology *	5,775	236,660
Teladoc Health *	1,234	293,235
Thermo Fisher Scientific	1,125	465,693
Varian Medical Systems *	3,010	429,587
Veeva Systems, Cl A *	984	260,337
Veracyte *	13,767	491,069
Vertex Pharmaceuticals *	1,127	306,544
Vocera Communications *	18,012	554,229
		23,019,633
Information Technology — 4.2%
3D Systems *	31,259	205,997
Brooks Automation	6,528	355,450
Novanta *	2,024	209,848
Nuance Communications *	17,655	482,864
		1,254,159
Total United States		24,273,792
Total Common Stock
(Cost $24,761,660)		29,524,188

SHORT-TERM INVESTMENT — 0.1%
Invesco Government & Agency, Cl Institutional, 0.06%(B)	23,357	23,357

Total Short-Term Investment
(Cost $23,357)		23,357

Total Investments - 100.0%
(Cost $24,785,017)		$29,547,545

Percentages based on Net Assets of $29,535,829.

*	Non-income producing security.
(A)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the board of Trustees. As of July 31, 2020, the value of these securities amounted to $402,558, representing 1.4% of the Net Assets of the Fund.
(B)	Rate shown is the 7-day effective yield as of July 31, 2020.

ADR – American Depository Receipt

Cl - Class

As of July 31, 2020, all of the Fund's investments were considered Level 1 of the fair value hierarchy, in accordance with the authoritative guidance under U.S. GAAP.

For the period ended July 31, 2020, there were no transfers in or out of Level 3.

For information regarding the Trust's policy regarding valuation of investments and other significant accounting policies, please refer to the Trust's most recent semi-annual and annual financial statements.

ROB-QH-001-1400